Consolidated Statements of Income and Comprehensive Income/loss - EUR (€) € in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020
Consolidated Statements of Income and Comprehensive Income/loss (unaudited)
Revenues	€ 139,772	€ 99,587	€ 253,664	€ 194,404
Other income	13,298	14,059	23,564	22,802
Total revenues and other income	153,070	113,646	277,228	217,206
Research and development expenditure	(138,866)	(147,448)	(268,826)	(262,901)
Sales and marketing expenses	(14,518)	(17,086)	(29,092)	(26,922)
General and administrative expenses	(46,436)	(37,285)	(76,858)	(61,774)
Total operating expenses	(199,820)	(201,819)	(374,776)	(351,597)
Operating income	(46,750)	(88,173)	(97,548)	(134,391)
Fair value re-measurement of warrants	(858)	589	(2,828)	21,118
Other financial income	(10,927)	(25,468)	36,573	14,214
Other financial expenses	(8,140)	(2,382)	(19,485)	(27,240)
Loss before tax	(64,959)	(116,613)	(77,632)	(168,535)
Income taxes	630	(373)	473	(709)
Net loss from continuing operations	(64,329)	(116,986)	(77,159)	(169,244)
Net income from discontinued operations, net of tax	0	1,944	22,191	3,601
Net loss	(64,329)	(115,042)	(54,968)	(165,643)
Net loss attributable to:
Owners of the parent	€ (64,329)	€ (115,042)	€ (54,968)	€ (165,643)
Basic and diluted loss per share	€ (0.98)	€ (1.77)	€ (0.84)	€ (2.55)
Basic and diluted loss per share from continuing operations	€ (0.98)	€ (1.80)	€ (1.18)	€ (2.61)